SCHEDULE OF EMPLOYEE COMPENSATION AND BENEFITS (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
North Water Investment Group Holdings Limited [Member]
Multiemployer Plan [Line Items]
Salaries and other short term employee benefits					$ 1,357,859	$ 1,132,600
Payments to defined contribution pension schemes					46,200	40,800
Employee compensation and benefits				$ 181,555	$ 1,404,059	$ 1,173,400
Mango Financial Group Limited [Member]
Multiemployer Plan [Line Items]
Salaries and other short term employee benefits		$ 1,545,276	$ 542,800
Payments to defined contribution pension schemes		47,062	20,300
Employee compensation and benefits	$ 203,624	$ 1,592,338	$ 563,100